Equity Investments (Details) shares in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 18, 2019 shares	May 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Oct. 12, 2018 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Investment in Scorpio Tankers | $					$ 100,000
Pre-split investment in Scorpio Tankers (in shares)					54,100
Shares of common stock of Scorpio Tankers	5,400		2,160
Reverse stock split conversion ratio	10
Shares of Scorpio Tankers sold		2,250
Aggregate net proceeds | $		$ 42,700	$ 0	$ 63,377
Scorpio Tankers Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in Scorpio Tankers					10.90%